Vessels, Net and Other Fixed Assets, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,650,612	$ 15,135,897	$ 15,135,897
Other Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 39,187	$ 59,982	$ 59,982